Capital Management - Schedule of Stock Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended				4 Months Ended
	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Nov. 08, 2022
Dividends [Abstract]
Buyback program to acquire outstanding amount						$ 200.0
Total Number of Shares Purchased (in shares)	1.1	1.1	0.0	1.6	3.8
Average Price Paid per Share (in dollars per share)	$ 20.78	$ 21.72	$ 0	$ 19.34
Maximum Dollar Value of Shares That May Yet be Purchased Under the Program (US$)	$ 121.6	$ 144.3	$ 168.8	$ 168.8	$ 121.6